Segment information (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of Operating Segments
As of and for the year ended March 31, 2022

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Sales revenues
Revenues from external customers	28,531,993	2,306,079	541,436	—	31,379,507
Inter-segment revenues and transfers	73,745	17,947	588,441	(680,133)	—

Total	28,605,738	2,324,026	1,129,876	(680,133)	31,379,507
Operating expenses	26,321,448	1,667,025	1,087,575	(692,237)	28,383,811

Operating income	2,284,290	657,001	42,302	12,104	2,995,697

Total assets	24,341,737	31,681,472	3,091,011	8,574,551	67,688,771
Investments accounted for using the equity method	4,354,085	79,414	258,750	145,646	4,837,895
Depreciation and amortization	1,026,834	761,801	33,245	—	1,821,880
Capital expenditures	1,422,429	2,156,339	51,200	(18,381)	3,611,587

As of and for the year ended March 31, 2023

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Sales revenues
Revenues from external customers	33,776,870	2,786,679	590,749	—	37,154,298
Inter-segment revenues and transfers	43,131	22,968	634,194	(700,293)	—

Total	33,820,000	2,809,647	1,224,943	(700,293)	37,154,298
Operating expenses	31,639,363	2,372,131	1,121,492	(703,713)	34,429,273

Operating income	2,180,637	437,516	103,451	3,420	2,725,025

Total assets	26,321,858	35,525,441	2,946,994	9,508,887	74,303,180
Investments accounted for using the equity method	4,717,231	92,903	272,752	144,460	5,227,345
Depreciation and amortization	1,205,687	799,156	35,062	—	2,039,904
Capital expenditures	1,688,114	1,786,373	38,748	(17,015)	3,496,219
As of and for the year ended March 31, 2024

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Sales revenues
Revenues from external customers	41,080,731	3,447,195	567,399	—	45,095,325
Inter-segment revenues and transfers	185,473	37,003	800,766	(1,023,242)	—

Total	41,266,204	3,484,198	1,368,164	(1,023,242)	45,095,325
Operating expenses	36,644,729	2,914,175	1,192,923	(1,009,437)	39,742,390

Operating income	4,621,475	570,023	175,241	(13,805)	5,352,934

Total assets	29,351,344	43,834,183	3,011,363	13,917,406	90,114,296
Investments accounted for using the equity method	5,114,364	110,308	282,888	202,546	5,710,106
Depreciation and amortization	1,268,479	784,013	34,574	—	2,087,066
Capital expenditures	2,011,361	2,763,931	103,242	(30,492)	4,848,042

Disclosure of financial position of segment
(i) Consolidated Statement of Financial Position on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	March 31, 2023	March 31, 2024

Assets
(Non-Financial Services Businesses)
Current assets
Cash and cash equivalents	5,548,398	6,892,817
Trade accounts and other receivable	3,594,057	3,768,520
Other financial assets	849,779	3,864,242
Inventories	4,255,614	4,605,368
Other current assets	749,078	805,940

Total current assets	14,996,926	19,936,887

Non-current assets
Property, plant and equipment	7,729,000	8,680,731
Other	17,337,727	19,123,829

Total non-current assets	25,066,727	27,804,560

Total assets	40,063,653	47,741,447

(Financial Services Business)
Current assets
Cash and cash equivalents	1,968,568	2,519,244
Trade accounts and other receivable	286,960	382,007
Receivables related to financial services	8,279,806	11,057,269
Other financial assets	1,680,242	1,575,059
Other current assets	362,660	352,918

Total current assets	12,578,237	15,886,497

Non-current assets
Receivables related to financial services	16,491,045	20,637,090
Property, plant and equipment	4,904,975	5,577,058
Other	1,551,183	1,733,539

Total non-current assets	22,947,204	27,947,687

Total assets	35,525,441	43,834,183

(Elimination)
Elimination of assets	(1,285,914)	(1,461,335)

(Consolidated)

Total assets	74,303,180	90,114,296

Note: Assets in
non-financial
services include unallocated corporate assets.

	Yen in millions
	March 31, 2023	March 31, 2024

Liabilities
(Non-Financial Services Businesses)
Current liabilities
Trade accounts and other payables	4,689,034	4,890,913
Short-term and current portion of long-term debt	1,170,114	929,662
Accrued expenses	1,446,697	1,750,221
Income taxes payable	361,000	1,185,678
Other current liabilities	3,266,095	3,583,929

Total current liabilities	10,932,939	12,340,403

Non-current liabilities
Long-term debt	1,553,622	1,938,535
Retirement benefit liabilities	1,047,430	1,058,742
Other non-current liabilities	1,867,028	2,545,491

Total non-current liabilities	4,468,080	5,542,768

Total liabilities	15,401,019	17,883,171

(Financial Services Business)
Current liabilities
Trade accounts and other payables	547,511	651,381
Short-term and current portion of long-term debt	11,583,602	14,890,892
Accrued expenses	128,994	148,767
Income taxes payable	43,607	38,864
Other current liabilities	1,841,562	2,219,104

Total current liabilities	14,145,275	17,949,008

Non-current liabilities
Long-term debt	15,627,943	19,356,672
Retirement benefit liabilities	18,078	19,220
Other non-current liabilities	1,135,862	1,131,501

Total non-current liabilities	16,781,883	20,507,393

Total liabilities	30,927,158	38,456,401

(Elimination)
Elimination of liabilities	(1,289,211)	(1,464,614)

(Consolidated)

Total liabilities	45,038,967	54,874,958

Shareholders’ equity

(Consolidated) Total Toyota Motor Corporation shareholders’ equity	28,338,706	34,220,991

(Consolidated) Non-controlling interests	925,507	1,018,347

(Consolidated) Total shareholders’ equity	29,264,213	35,239,338

(Consolidated) Total liabilities and shareholders’ equity	74,303,180	90,114,296

Disclosure of income of segment
(ii) Consolidated Statement of Income on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2024
(Non-Financial Services Businesses)
Sales revenues	29,104,564	34,409,011	41,832,663
Cost of revenues	24,250,860	29,132,715	33,763,076
Selling, general and administrative	2,518,182	2,990,316	3,278,135

Operating income	2,335,522	2,285,980	4,791,453

Other income (loss), net	998,001	943,777	1,608,345

Income before income taxes	3,333,522	3,229,757	6,399,798

Income tax expense	944,594	1,040,864	1,741,885

Net income	2,388,928	2,188,893	4,657,913

Net income attributable to
Toyota Motor Corporation	2,369,399	2,152,509	4,540,311
Non-controlling interests	19,529	36,384	117,602

(Financial Services Business)
Sales revenues	2,324,026	2,809,647	3,484,198
Cost of revenues	1,178,509	1,741,117	2,145,694
Selling, general and administrative	488,517	631,014	768,481

Operating income	657,001	437,516	570,023

Other income (loss), net	16	(5,013)	1,762

Income before income taxes	657,017	432,503	571,786

Income tax expense	171,327	134,903	151,785

Net income	485,690	297,600	420,000

Net income attributable to
Toyota Motor Corporation	480,716	292,334	411,114
Non-controlling interests	4,974	5,266	8,886

(Elimination)
Elimination of net income	(4)	6,475	(6,492)
(Consolidated)

Net income	2,874,614	2,492,967	5,071,421

Net income attributable to
Toyota Motor Corporation	2,850,110	2,451,318	4,944,933
Non-controlling interests	24,504	41,650	126,488

Disclosure of cash flows of segment
(iii) Consolidated Statement of Cash Flows on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2024

(Non-Financial Services Businesses)
Cash flows from operating activities
Net income	2,388,928	2,188,893	4,657,913
Depreciation and amortization	1,060,079	1,240,749	1,303,053
Share of profit (loss) of investments accounted for using the equity method	(552,515)	(633,324)	(752,779)
Income tax expense	944,594	1,040,864	1,741,885
Changes in operating assets and liabilities, and other	(572,082)	463,871	120,731
Interest received	100,118	234,945	454,713
Dividends received	342,646	454,752	582,022
Interest paid	(40,780)	(28,206)	(104,008)
Income taxes paid, net of refunds	(544,887)	(1,280,341)	(1,033,448)

Net cash provided by (used in) operating activities	3,126,101	3,682,203	6,970,082

Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,186,900)	(1,439,724)	(1,815,239)
Additions to equipment leased to others	(151,456)	(147,792)	(153,324)
Proceeds from sales of fixed assets excluding equipment leased to others	36,219	54,572	152,830
Proceeds from sales of equipment leased to others	45,183	44,195	47,557
Additions to intangible assets	(335,436)	(333,295)	(317,606)
Additions to public and corporate bonds and stocks	(1,904,588)	(503,977)	(2,639,166)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	1,989,345	892,814	1,757,282
Other, net	1,856,069	236,351	(1,386,377)

Net cash provided by (used in) investing activities	348,436	(1,196,856)	(4,354,045)

Cash flows from financing activities
Increase (decrease) in short-term debt	(164,899)	142,688	66,953
Proceeds from long-term debt	513,371	474,535	533,333
Payments of long-term debt	(1,818,653)	(637,982)	(634,215)
Dividends paid to Toyota Motor Corporation common shareholders	(709,872)	(727,980)	(880,197)
Dividends paid to non-controlling interests	(49,629)	(79,782)	(85,991)
Reissuance (repurchase) of treasury stock	(404,718)	(431,099)	(231,069)
Other, net	—	21,458	(7,570)

Net cash provided by (used in) financing activities	(2,634,401)	(1,238,161)	(1,238,756)

Effect of exchange rate changes on cash and cash equivalents	185,237	1,690	(32,862)

Net increase (decrease) in cash and cash equivalents	1,025,373	1,248,876	1,344,419

Cash and cash equivalents at beginning of year	3,274,149	4,299,522	5,548,398

Cash and cash equivalents at end of year	4,299,522	5,548,398	6,892,817

	Yen in millions
	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2024

(Financial Services Business)
Cash flows from operating activities
Net income	485,690	297,600	420,000
Depreciation and amortization	761,801	799,156	784,013
Interest income and interest costs related to financial services, net	(360,837)	(703,971)	(734,880)
Share of profit (loss) of investments accounted for using the equity method	(7,831)	(9,739)	(10,357)
Income tax expense	171,327	134,903	151,785
Changes in operating assets and liabilities, and other	(623,051)	(1,958,779)	(4,100,301)
Interest received	742,364	1,291,100	1,858,816
Dividends received	4,740	5,599	5,236
Interest paid	(384,006)	(574,650)	(1,065,757)
Income taxes paid, net of refunds	(264,876)	(16,883)	(90,874)

Net cash provided by (used in) operating activities	525,321	(735,664)	(2,782,318)

Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(10,366)	(10,472)	(31,208)
Additions to equipment leased to others	(2,135,437)	(1,759,564)	(2,714,336)
Proceeds from sales of fixed assets excluding equipment leased to others	1,530	1,865	2,155
Proceeds from sales of equipment leased to others	1,496,949	1,614,965	1,961,077
Additions to intangible assets	(10,650)	(14,985)	(16,680)
Additions to public and corporate bonds and stocks	(523,323)	(646,237)	(333,613)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	213,291	440,915	494,085
Other, net	113,635	(30,385)	14,732

Net cash provided by (used in) investing activities	(854,370)	(403,898)	(623,788)

Cash flows from financing activities
Increase (decrease) in short-term debt	(488,495)	171,293	339,666
Proceeds from long-term debt	7,800,854	8,892,261	11,620,147
Payments of long-term debt	(7,142,750)	(7,868,820)	(8,221,432)
Dividends paid to non-controlling interests	(2,094)	(5,204)	(4,318)
Other, net	—	2,853	(57)

Net cash provided by (used in) financing activities	167,516	1,192,382	3,734,005

Effect of exchange rate changes on cash and cash equivalents	148,958	101,615	222,776

Net increase (decrease) in cash and cash equivalents	(12,575)	154,436	550,675

Cash and cash equivalents at beginning of year	1,826,707	1,814,133	1,968,568

Cash and cash equivalents at end of year	1,814,133	1,968,568	2,519,244

(Consolidated)
Effect of exchange rate changes on cash and cash equivalents	334,195	103,305	189,914

Net increase (decrease) in cash and cash equivalents	1,012,798	1,403,311	1,895,094

Cash and cash equivalents at beginning of year	5,100,857	6,113,655	7,516,966

Cash and cash equivalents at end of year	6,113,655	7,516,966	9,412,060

Disclosure of geographic information
As of and for the year ended March 31, 2022

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	8,214,740	10,897,946	3,692,214	5,778,115	2,796,493	—	31,379,507
Inter-segment revenues and transfers	7,776,696	268,534	175,633	752,452	131,690	(9,105,004)	—

Total	15,991,436	11,166,479	3,867,847	6,530,566	2,928,183	(9,105,004)	31,379,507
Operating expenses	14,567,991	10,600,695	3,704,874	5,858,216	2,690,014	(9,037,980)	28,383,811

Operating income	1,423,445	565,784	162,973	672,350	238,169	(67,024)	2,995,697

Total assets	21,502,155	23,353,812	5,711,271	7,461,812	4,309,248	5,350,474	67,688,771
Non-current assets	5,501,046	6,251,499	891,146	977,235	537,631	—	14,158,559
As of and for the year ended March 31, 2023

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	9,122,282	13,509,027	4,097,537	7,076,922	3,348,530	—	37,154,298
Inter-segment revenues and transfers	8,460,914	334,874	176,198	967,984	123,663	(10,063,633)	—

Total	17,583,196	13,843,901	4,273,735	8,044,906	3,472,193	(10,063,633)	37,154,298
Operating expenses	15,681,733	13,918,637	4,216,276	7,330,455	3,240,832	(9,958,659)	34,429,273

Operating income (loss)	1,901,463	(74,736)	57,460	714,451	231,362	(104,974)	2,725,025

Total assets	23,241,334	26,024,734	6,813,474	7,908,520	4,726,373	5,588,745	74,303,180
Non-current assets	5,658,859	6,255,561	1,042,726	1,031,057	565,377	—	14,553,580

As of and for the year ended March 31, 2024

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	10,193,556	17,624,268	5,503,738	7,604,269	4,169,494	—	45,095,325
Inter-segment revenues and transfers	10,827,165	318,805	178,026	1,126,479	220,292	(12,670,767)	—

Total	21,020,721	17,943,072	5,681,764	8,730,749	4,389,785	(12,670,767)	45,095,325
Operating expenses	17,536,451	17,436,753	5,293,668	7,865,158	4,191,441	(12,581,079)	39,742,390

Operating income	3,484,270	506,319	388,096	865,591	198,345	(89,687)	5,352,934

Total assets	24,711,142	31,886,959	8,749,680	9,096,282	6,167,902	9,502,332	90,114,296
Non-current assets	5,827,404	7,374,724	1,407,680	1,190,348	686,104	—	16,486,260

Disclosure of sales revenues by location of external customers
In addition to the disclosure requirements under IFRS Accounting Standards, Toyota discloses this information in order to provide financial statements users with valuable information
.

	Yen in millions
	For the years ended March 31,
	2022	2023	2024

Japan	6,425,184	6,742,304	7,399,192
North America	10,953,472	13,578,084	17,694,375
Europe	3,495,785	3,970,857	5,396,610
Asia	6,017,646	7,150,555	7,742,141
Other	4,487,420	5,712,497	6,863,007

Total	31,379,507	37,154,298	45,095,325